Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	21 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	33 Months Ended	36 Months Ended	37 Months Ended	45 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	61 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	85 Months Ended	96 Months Ended	97 Months Ended	108 Months Ended	120 Months Ended
	Dec. 19, 2023	Jun. 28, 2022	Feb. 26, 2018	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000198632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Diversified Real Assets Fund (Class NAV)
Accumulated Value			$ 10,000		$ 10,000					$ 10,306.7722				$ 7,120.047586				$ 11,152.84852			$ 15,050.483342		$ 13,462.731699		$ 14,848.997529		$ 15,461.253622		$ 21,421.403004
C000227916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Mid Cap Growth Fund (Class A/JACJX)
Accumulated Value				$ 9,500					$ 11,083.18583				$ 13,654.125072				$ 16,038.322508			$ 14,513.183249		$ 29,606.352486		$ 25,113.800182		$ 20,814.614687		$ 25,271.538229		$ 25,771.964724	$ 29,026.169577
C000227917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Mid Cap Growth Fund (Class C/JACLX)
Accumulated Value				10,000					11,666.5114				14,372.763233				16,882.444744			15,277.034998		31,164.581563		26,358.998411		21,676.76702		26,124.127964		26,453.5621	29,579.531123
C000227914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Mid Cap Growth Fund (Class I/JACBX)
Accumulated Value				250,000					291,662.785				359,319.080829				422,061.118606			381,925.874948		779,114.539059		661,655.277897		549,275.550605		669,005.278415		683,817.20246	772,398.711912
C000227913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Mid Cap Growth Fund (Class NAV/JACFX)
Accumulated Value				10,000					11,666.5114				14,372.763233				16,882.444744			15,277.034998		31,164.581563		26,481.527262		22,017.929462		26,839.494039		27,464.816406	31,057.845808
C000227915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Mid Cap Growth Fund (Class R6/JACEX)
Accumulated Value				1,000,000					1,166,651.14				1,437,276.323317				1,688,244.474427			1,527,703.499793		3,116,458.156237		2,646,621.11159		2,201,792.941347		2,683,949.398026		2,746,481.634631	3,103,969.396876
C000236691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fundamental Equity Income Fund (Class R6/JHCQX)
Accumulated Value		$ 1,000,000					$ 1,092,237.8					$ 1,337,110.928566				$ 1,445,154.465647			$ 1,602,975.333765
C000236695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fundamental Equity Income Fund (Class I/JHFEX)
Accumulated Value		250,000					273,059.45					334,277.732142				361,288.616412			399,960.29598
C000236694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fundamental Equity Income Fund (Class C/JHCOX)
Accumulated Value		10,000					10,922.378					13,371.109286				14,451.544657			15,851.56507
C000236693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fundamental Equity Income Fund (Class A/JHCMX)
Accumulated Value		9,500					10,376.2591					12,702.553821				13,728.967423			15,174.252205
C000247102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Global Climate Action Fund (Class I/JLFSX)
Accumulated Value	$ 250,000					$ 278,250					$ 295,011.749393				$ 309,789.867359
C000251888 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Disciplined Value Global Long/Short Fund (Class R6/JAKVX)
Accumulated Value				1,000,000					1,053,373.16				1,085,551.677028				1,023,467.587113			862,960.696389		1,145,419.615286		1,294,441.043891		1,409,069.390313		1,623,567.415943		1,690,026.329719	2,147,601.702102
C000251887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Disciplined Value Global Long/Short Fund (Class NAV/JAKWX)
Accumulated Value				10,000					10,533.73159				10,855.51674				10,234.67583			8,629.606969		11,454.19616		12,944.41045		14,090.69395		16,235.67415		16,875.98783	21,448.38132
C000251891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Disciplined Value Global Long/Short Fund (Class I/JAKUX)
Accumulated Value				250,000					264,216.52				272,945.100332				257,941.395509			218,241.22262		290,287.444967		328,797.450585		358,999.919658		414,342.449773		431,795.055112	548,051.896868
C000251890 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Disciplined Value Global Long/Short Fund (Class C/JAKTX)
Accumulated Value				10,000					10,533.7316				10,855.51677				10,234.675871			8,629.606964		11,454.196153		12,944.410439		14,090.693903		16,235.674159		16,814.856507	21,128.80732
C000251889 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Disciplined Value Global Long/Short Fund (Class A/JAKRX)
Accumulated Value				9,500					10,007.04502				10,312.740932				9,722.942078			8,198.126616		10,881.486346		12,297.189918		13,386.159209		15,423.890453		16,032.188487	20,292.725263
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Accumulated Value	$ 250,000		$ 10,000	10,000	$ 9,679.8537	$ 273,683.36			11,476.6702	$ 10,068.366825	$ 292,946.202032		13,036.320874	$ 9,022.292509	$ 348,308.370513		13,559.550038	$ 13,897.341022		12,150.751841	$ 15,303.787372	18,716.212298	$ 14,229.128029	20,610.340709	$ 17,801.834269	19,163.045692	$ 19,054.792876	23,974.579665	$ 22,655.845377	25,661.998808	30,511.708044
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value				10,000					11,806.6553				13,437.545551				14,615.556044			13,281.818885		21,586.723342		24,160.809069		22,087.765262		28,557.988234		30,619.588833	36,157.296102
Russell 3000 C000227915 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000					1,180,665.53				1,343,754.555142				1,461,555.604471			1,328,181.888561		2,158,672.334268		2,416,080.906988		2,208,776.526293		2,855,798.823555		3,061,958.883511	3,615,729.610486
Russell 3000 C000227914 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000					295,166.3825				335,938.638786				365,388.901118			332,045.47214		539,668.083567		604,020.226747		552,194.131573		713,949.705888		765,489.720877	903,932.402621
Russell 1000 C000236691 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000					1,065,247.73					1,383,415.2935				1,491,609.616618			1,756,286.435443
Russell 1000 C000236695 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000					266,311.9325					345,853.823375				372,902.404155			439,071.608861
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Index
Accumulated Value		10,000					10,652.4773					13,834.152935				14,916.096166			17,562.864354
MSCI World C000251888 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000					1,147,667.02				1,303,632.087374				1,355,955.003777			1,215,075.184035		1,871,621.229701		2,061,034.070781		1,916,304.56908		2,397,457.96634		2,566,199.880656	3,051,170.804198
MSCI World C000251891 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000					286,916.755				325,908.021843				338,988.750944			303,768.796009		467,905.307426		515,258.517696		479,076.142271		599,364.491586		641,549.970165	762,792.701051
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap Growth Index
Accumulated Value				10,000					11,406.7689				13,658.076566				15,230.604538			13,791.923156		23,254.468952		23,046.76957		21,083.776644		26,625.177588		27,576.567071	30,212.632351
Russell Midcap Growth C000227915 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000					1,140,676.89				1,365,807.656631				1,523,060.453842			1,379,192.315678		2,325,446.895292		2,304,676.957056		2,108,377.664419		2,662,517.758857		2,757,656.707179	3,021,263.235214
Russell Midcap Growth C000227914 Index [Member]
Account Value [Line Items]
Accumulated Value				$ 250,000					$ 285,169.2225				$ 341,451.914158				$ 380,765.113461			$ 344,798.07892		$ 581,361.723824		$ 576,169.239265		$ 527,094.416106		$ 665,629.439716		$ 689,414.176797	$ 755,315.808806
Russell 1000 Value C000236691 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000					1,045,920.32					1,257,910.096636				1,348,230.003914			1,562,134.419393
Russell 1000 Value C000236695 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000					261,480.08					314,477.524159				337,057.500979			390,533.604849
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Value Index
Accumulated Value		$ 10,000					$ 10,459.2032					$ 12,579.100966				$ 13,482.300039			$ 15,621.344194